Document and Entity Information	0 Months Ended
Dec. 16, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 16, 2013
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Dec. 16, 2013
Document Effective Date	Mar. 01, 2014
Prospectus Date	Mar. 01, 2014
Skybridge Dividend Value Fund | Class A Shares
Risk/Return:
Trading Symbol	SKYAX
Skybridge Dividend Value Fund | Class C Shares
Risk/Return:
Trading Symbol	SKYCX
Skybridge Dividend Value Fund | Class I Shares
Risk/Return:
Trading Symbol	SKYIX